Acquisitions (Notes)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS

ACQUISITIONS FROM TESORO

NORTHERN CALIFORNIA TERMINALLING AND STORAGE ASSETS. Effective November 21, 2016, the Partnership acquired certain terminalling and storage assets located in Martinez, California from subsidiaries of Tesoro for a total consideration of $400 million, comprised of $360 million in cash financed with borrowings under our secured dropdown credit facility (the “Dropdown Credit Facility”), and the issuance of equity securities of the Partnership with a fair value of approximately $40 million. The Northern California Terminalling and Storage Assets include crude oil, feedstock, and refined product storage capacity at Tesoro’s Martinez Refinery along with the Avon marine terminal capable of handling feedstock and refined product throughput. The equity consideration was comprised of 860,933 units in the form of common units and 17,570 units in the form of general partner units.

ALASKA STORAGE AND TERMINALLING ASSETS. Effective July 1, 2016, the Partnership entered into an agreement to purchase certain terminalling and storage assets owned by Tesoro for total consideration of $444 million and was completed in two phases. On July 1, 2016, the Partnership completed the acquisition of the first phase consisting of tankage, related equipment and ancillary facilities used for the operations at Tesoro’s Kenai Refinery. The second phase was completed on September 16, 2016 and consisted of refined product terminals in Anchorage and Fairbanks. Consideration paid for the first phase was $266 million, comprised of approximately $240 million in cash, financed with borrowings under the Dropdown Credit Facility, and the issuance of 162,375 general partner units and 390,282 common units to Tesoro with a combined fair value of $26 million. Consideration paid for the second phase was $178 million, comprised of approximately $160 million in cash, financed with borrowings under the Dropdown Credit Facility, and the issuance of 20,440 general partner units and 358,712 common units to Tesoro with a combined fair value of $18 million.

LA STORAGE AND HANDLING ASSETS. On November 12, 2015, the Partnership purchased crude oil and refined product storage and pipeline assets in Los Angeles, California owned by subsidiaries of Tesoro Corporation, for a total consideration of $500 million. The Partnership acquired crude oil, feedstock, and refined product storage tank facility and a 50% fee interest in a 16-mile pipeline that transports jet fuel from Tesoro’s Los Angeles refinery to the Los Angeles International Airport. The acquisition price of $500 million included cash of approximately $250 million, funded in part from the unsecured term loan facility (the “Unsecured Term Loan Facility”), and the issuance of common and general partner units to Tesoro, valued at approximately $250 million.

WEST COAST LOGISTICS ASSETS. On June 23, 2014, we entered into an agreement with Tesoro to acquire certain terminalling and pipeline assets owned by Tesoro and two of its subsidiaries, Tesoro Refining & Marketing Company LLC and Tesoro Alaska Company LLC for total consideration of $270 million and was completed in two stages. The operations of the West Coast Logistics Assets are included in our Terminalling and Transportation segment. On July 1, 2014, the Partnership completed the acquisition of the first phase of the West Coast Logistics Assets in exchange for consideration of $241 million, comprised of approximately $214 million in cash, financed with borrowings on our secured revolving credit facility (the “Revolving Credit Facility”), the issuance of equity to Tesoro with a fair value of $27 million. The equity was comprised of 370,843 common units and 8,856 general partner units. The second phase was completed on September 30, 2014, upon receiving the required regulatory approval from the RCA, for cash consideration of $29 million, which was financed with borrowings on our Revolving Credit Facility. The assets consist of all of Tesoro’s membership interests in Tesoro Alaska Pipeline Company LLC, a wholly-owned subsidiary of Tesoro, which owns a refined products pipeline connecting Tesoro’s Kenai refinery to our terminals in Anchorage, Alaska.

In connection with all of the acquisitions above, Tesoro and TLLP entered into long-term, fee-based storage and throughput and use agreements. See Note 3 for additional information regarding commercial agreements and amendments to other agreements with related parties in connection with the acquisitions.

OTHER ACQUISITIONS

NORTH DAKOTA GATHERING AND PROCESSING ASSETS. On November 21, 2016, the Partnership agreed to acquire crude oil, natural gas and produced water gathering systems and two natural gas processing facilities from Whiting Oil and Gas Corporation, GBK Investments, LLC and WBI Energy Midstream, LLC for total consideration of approximately $700 million funded with cash on-hand, which included the borrowings under our Revolving Credit Facility. The North Dakota Gathering and Processing Assets include crude oil, natural gas, and produced water gathering pipelines, natural gas processing and fractionation capacity in the Sanish and Pronghorn fields of the Williston Basin in North Dakota. The acquisition, which was subject to customary closing conditions including regulatory approval, closed January 1, 2017. Given the acquisition date, it was impracticable to provide an initial estimate of the fair value of identifiable assets acquired, residual goodwill or pro forma information. We expect to provide disclosures of the preliminary fair value of identified assets acquired and pro forma information, if material, in our interim condensed consolidated financial statements for the period ending March 31, 2017.

ROCKIES NATURAL GAS BUSINESS. On December 2, 2014, the Partnership acquired all of the limited liability company interests of QEPFS for an aggregate purchase price of approximately $2.5 billion, which includes environmental obligations, existing legal obligations and $230 million QEPM debt. QEPFS is the direct or indirect owner of assets related to, and entities engaged in, natural gas gathering, transportation and processing in or around the Green River Basin located in Wyoming and Colorado, the Uinta Basin located in eastern Utah, and the portion of the Williston Basin located in North Dakota. During 2015, TLLP recorded measurement period adjustments, which reduced goodwill by $34 million, after obtaining additional information regarding, among other things, asset valuations and liabilities assumed.

On July 22, 2015, TLLP and QEPM completed the transaction in which TLLP Merger Sub LLC merged with and into QEPM, with QEPM surviving the merger as a wholly-owned subsidiary of TLLP (the “QEPM Merger”). TLLP issued additional TLLP Common Units to QEPM unitholders as a result of the QEPM Merger. There was no impact to the purchase price allocation as a result of the QEPM Merger.

During the years ended December 31, 2015 and 2014, we incurred transaction costs of $2 million and $33 million, respectively, related to the Rockies Natural Gas Business Acquisition directly attributable to the transaction. These costs are included in general and administrative expenses and interest and financing costs, net in our consolidated statements of operations.

The unaudited pro forma condensed consolidated results of operations for the year ended December 31, 2014, are provided as if the Rockies Natural Gas Business Acquisition had been completed on January 1, 2014. The unaudited pro forma financial information reflects adjustments to exclude $8 million of nonrecurring accelerated amortization of certain QEPFS deferred issuance costs and the $33 million of transaction costs as a result of the Rockies Natural Gas Business Acquisition for the year ended December 31, 2014. Pro forma revenues, net earnings and net earnings attributable to partners were $936 million, $101 million and $106 million, respectively, for the year ended December 31, 2014. Pro forma basic and diluted net earnings per limited partner unit were both $0.77 per common unit and were both $1.13 per subordinated unit for the year ended December 31, 2014.